Commitments and Contingencies (Details Narrative)																													1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended						51 Months Ended	52 Months Ended	61 Months Ended	63 Months Ended
	Jan. 09, 2020	Oct. 21, 2019 USD ($)	Sep. 26, 2019 shares	Sep. 05, 2019 USD ($)	Aug. 15, 2019 USD ($)	Aug. 14, 2019 shares	Jul. 03, 2019 USD ($) $ / shares shares	May 09, 2019 USD ($) ft²	Apr. 26, 2019 USD ($)	Apr. 05, 2019 shares	Mar. 20, 2019 USD ($) shares	Jan. 31, 2019 USD ($) shares	Jan. 30, 2019 USD ($) shares	Apr. 06, 2018 USD ($) $ / shares shares	Mar. 20, 2018 USD ($) $ / shares shares	Feb. 20, 2018 USD ($) shares	Feb. 09, 2018 USD ($) $ / shares shares	Jan. 09, 2018	Jan. 09, 2018	Sep. 13, 2017 USD ($)	Jan. 23, 2017 USD ($)	Jan. 14, 2016 USD ($) $ / shares shares	Jan. 20, 2015 USD ($) $ / shares shares	Oct. 28, 2011 shares	Nov. 10, 2010 USD ($)	May 01, 2008 USD ($) $ / shares	Dec. 26, 2006 USD ($)	May 08, 2006 USD ($)	Jan. 31, 2007 USD ($)	Sep. 30, 2020 USD ($) $ / shares	Sep. 30, 2019 USD ($) $ / shares	Sep. 30, 2020 USD ($) $ / shares	Sep. 30, 2019 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Sep. 30, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Oct. 28, 2015 shares	May 28, 2015 $ / shares shares
Annual salary																														$ 161,861	$ 129,577	$ 361,276	$ 395,782		$ 627,197	$ 528,127
Warrant term															4 years
Warrant exercise price | $ / shares															$ 0.001															$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.2299				$ 0.2299	$ 0.001	$ 0.001	$ 0.001
Working capital																														$ 6,908,522		$ 6,908,522			$ (5,427,614)						$ (5,427,614)	$ 6,908,522	$ (5,427,614)
Number of shares issued | shares			766,667			7,967,871					4,052,652			36,000
Payment for debt																																45,000	$ 8,000		20,000
Stock issued during period, value											$ 281,659			$ 1,076																			1,000,000		1,000,000
Consulting fee																														39,169	$ 54,230	89,643	242,458		342,845	157,976				$ 21,000
Interest expense and related accrued interest payable																														24,485	$ 10,624	24,485	10,624		15,581	7,071				7,071	15,581	24,485	15,581
Fair value of warrants															$ 19,915
Payments for rent																					$ 960																				2,508	2,508
Annual rent, year one																				$ 39,200
Annual rent, year two																				42,000
Socialist Republic of Vietnam [Member]
Annual rent, year one								$ 45,150
Annual rent, year two								$ 45,150
Area of Land | ft²								4,560.57
Three through Five Years [Member] | Socialist Republic of Vietnam [Member]
Rent increase percentage								5.00%
Mr. Jonathan R. Rice [Member]
Payroll payable																														95,467		95,467			$ 64,351	$ 24,433				24,433	64,351	95,467	64,351
Employment Agreement [Member]
Extended expiration date description	The Company extended the expiration date of the January 2015 Warrant from January 19, 2018 to January 31, 2020 and on March 15, 2018, the Company signed an extension of its at-will employment agreement with its COO, extending the term to January 31, 2019. On March 25, 2019, the Company signed an extension of its at-will employment agreement with its COO, extending the term to January 1, 2020.																		The Company extended the expiration date of a warrant for 2,000,000 shares of common stock from January 19, 2018 to January 31, 2020 and on January 10, 2020, the Company extended the expiration date of the warrant to January 23, 2015 for Mr. Rice.
Employment Agreement [Member] | CEO [Member]
Agreement term																									5 years										5 years	5 years	5 years	5 years
Annual salary																									$ 210,000										$ 334,708	$ 354,791	$ 315,764	$ 297,889	$ 281,027
Annual salary rate, increase																									6.00%
Accrued salary balance																														2,710,706		2,710,706			2,535,203	2,109,454				2,109,454	2,535,203	2,710,706	2,535,203
Employment Agreement [Member] | CEO [Member] | Forecast [Member]
Agreement term																																		5 years
Annual salary																																		$ 376,078
Employment Agreement [Member] | Employee [Member]
Employee bonus rate																																							20.00%
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member]
Agreement term																						1 year	1 year
Annual salary		$ 20,000			$ 20,000				$ 20,000
Annual cash compensation																						$ 140,000	$ 120,000
Educational expenses																							$ 11,000
Warrant term																						3 years
Warrant to purchase shares | shares																						6,000,000
Warrant exercise price | $ / shares																						$ 0.001
Warrant shares fully vested | shares																																												2,000,000
Warrants issued value																																					17,473	$ 193,652	$ 121,448
Extended expiration date description																		The Company extended the expiration date of the January 2015 Warrant from January 19, 2018 to January 31, 2020 and on March 15, 2018, the Company signed an extension of its at-will employment agreement with its COO, extending the term to January 31, 2019. On March 25, 2019, the Company signed an extension of its at-will employment agreement with its COO, extending the term to January 1, 2020.	The Company extended the expiration date of the January 2015 warrant from January 19, 2018 to January 31, 2020, and on January 10, 2020 the Company extended the expiration date of the warrant to January 23, 2015 and on March 15, 2018, the Company signed an extension of its at-will employment agreement with its COO, extending the term to January 31, 2019.
Working capital		$ 6,000,000			$ 6,000,000
Ownership percentage		50.00%			50.00%
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member] | January 2015 Warrant [Member]
Warrant term																							3 years
Warrant to purchase shares | shares																							2,000,000
Warrant exercise price | $ / shares																							$ 0.001
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member] | May 2015 Warrant [Member]
Warrant term																																													3 years
Warrant to purchase shares | shares																																													3,000,000
Warrant exercise price | $ / shares																																													$ 0.001
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member] | One-Time Bonus [Member]
Annual salary									$ 20,000
Employment Agreement [Member] | Mr. Kenneth Le [Member]
Agreement term							1 year
Accrued salary balance																														1,961		1,961			1,154						1,154	1,961	1,154
Annual cash compensation							$ 60,000
Warrant term							3 years
Warrant to purchase shares | shares							2,000,000
Warrant exercise price | $ / shares							$ 0.2299
License Agreement [Member]
Agreement term																								20 years				1 year
License fee																												$ 10,000
License maintenance fee																												$ 10,000
Annual research fee																													$ 13,700
Number of shares issued | shares																								2,200,000
Royalty percentage																								2.00%
Termination agreement description																								The Company can terminate the agreement upon a 90 day written notice subject to payment of a termination fee of $5,000 if the termination takes place within 2 years after its effectiveness, $10,000 if the termination takes place within 4 years after its effectiveness and $20,000 if the Agreement is terminated after 4 years
Payment for debt																																45,000			20,000
License Agreement [Member] | Maximum [Member]
Annual research fee																													$ 10,000
License Agreement [Member] | Common Stock Class A [Member]
Number of shares issued | shares												4,025,652	4,025,652
Payment for debt												$ 265,244	$ 265,244
Stock issued during period, value												$ 281,659	$ 281,659
Royalty and Research Agreements [Member]
Agreement term																										5 years
Consulting fee																										$ 1,000
Interest expense and related accrued interest payable																														8,013		8,013			15,581						15,581	8,013	15,581
Royalty and Research Agreements [Member] | Maximum [Member]
Shares issued, price per share | $ / shares																										$ 0.05
Royalty and Research Agreements [Member] | Forecast [Member]
Interest expense and related accrued interest payable																																		$ 1,469
Royalty and Research Agreements [Member] | Consultant [Member]
Number of shares issued | shares														36,000
Stock issued during period, value														$ 1,076
Consulting fee																																								21,000			21,000
Shares issued, price per share | $ / shares														$ 0.0299
Gain on settlement of accounts payable																																								19,924			19,924
Royalty and Research Agreements [Member] | Mr. Thompson [Member]
Payment for debt																											$ 120,000
Maturity date																											Dec. 26, 2007
Outstanding balance																														$ 65,292		65,292			65,292	65,292	$ 65,292			$ 65,292	65,292	$ 65,292	65,292
Interest expense and related accrued interest payable																																			1,959						$ 1,959		$ 1,959
Consulting Agreement [Member] | Consultant [Member]
Annual cash compensation																$ 6,000
Warrant term															4 years		3 years
Warrant to purchase shares | shares															600,000	600,000	3,000,000
Warrant exercise price | $ / shares															$ 0.001		$ 0.056
Fair value of warrants															$ 19,915		$ 52,660
Warrants exercisable date															Mar. 20, 2019		Aug. 09, 2019
Warrants exercisable description															Warrants will be exercisable on March 20, 2019, and for a period of 3 years expiring on March 20, 2022.		Warrants will be exercisable on August 9, 2019, and for a period of 2 years expiring on August 9, 2021.
Warrants expenses															$ 19,915		$ 52,660																			19,915
Cancelled warrant issued | shares										600,000
Consulting Agreement [Member] | Consultant [Member] | Maximum [Member]
Warrant to purchase shares | shares																3,000,000
Operating Lease Agreements [Member]
Payments for rent				$ 44,800																$ 39,200												2,508			2,508
Operating lease, term				2 years				5 years												2 years
Operating lease, description				The Company signed a new two-year lease for this 5,000 square foot property in Lansing, MI that commenced on October 1, 2019 and ends on September 30, 2021, for its research and development headquarters.				The Company signed a 5 year property lease Socialist Republic of Vietnam which consists of 4,560.57 square meters of space, which it leases at a current rent of approximately $45,150 per year one and two and with the 5% increase per year for years three through five.
Operating leases, rent expense																																9,819	$ 11,913		14,793	$ 11,520
Operating Lease Agreements [Member] | Office and Manufacturing Space [Member]
Payments for rent																				$ 42,000
Operating Lease Agreements [Member] | Socialist Republic of Vietnam [Member]
Operating lease, term								5 years
Operating lease, description								The Company signed a 5 year property lease Socialist Republic of Vietnam which consists of 4,560.57 square meters of space, which it leases at a current rent of approximately $45,150 per year one and two and with the 5% increase per year for years three through five.
Annual rent, year one								$ 45,150
Annual rent, year two								$ 45,150
Area of Land | ft²								4,560.57
Operating Lease Agreements [Member] | Three through Five Years [Member] | Socialist Republic of Vietnam [Member]
Rent increase percentage								5.00%
Operating Lease Agreements [Member] | President [Member]
Payments for rent																					$ 960											$ 960			$ 960
Operating lease, term																					8 years